December 10, 2020

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-4720

Re:	American Century Asset Allocation Portfolios, Inc. (the "Registrant")
1933 Act File No. 333-116351, Post-Effective Amendment No. 53
1940 Act File No. 811-21591, Amendment No. 54 (collectively, the "Amendment")
Ladies and Gentlemen:

Pursuant to Section 101(a) of Regulation S-T and Rule 485(a) under the Securities Act of 1933, the aforementioned Registrant hereby submits for filing the following 1933 Act Post-Effective Amendment No. 53 and 1940 Act Amendment No. 54 to the Registration Statement on Form N-1A filed by the Registrant.

The principal purposes of this amendment are to: (i) add eleven new series: One Choice Blend+ 2015 Portfolio, One Choice Blend+ 2020 Portfolio, One Choice Blend+ 2025 Portfolio, One Choice Blend+ 2030 Portfolio, One Choice Blend+ 2035 Portfolio, One Choice Blend+ 2040 Portfolio, One Choice Blend+ 2045 Portfolio, One Choice Blend+ 2050 Portfolio, One Choice Blend+ 2055 Portfolio, One Choice Blend+ 2060 Portfolio, One Choice Blend+ 2065 Portfolio and (ii) make certain other non-material changes deemed appropriate by the Registrant.

If there are any questions or comments regarding this filing, please contact the undersigned at (816) 340-3226.

Sincerely,

/s/ Kathleen Gunja Nelson
Kathleen Gunja Nelson
Assistant Vice President

American Century Investments
P.O. Box 410141, 4500 Main Street	1-800-345-2021 or 816-531-5575
Kansas City, MO 64141-0141	www.americancentury.com